Operating segment and geographic data (Tables)	12 Months Ended
Dec. 31, 2014
Operating segment and geographic data
Schedule of revenues by operating segment

	2014
($ in millions)	Third-party revenues	Intersegment revenues	Total revenues
Discrete Automation and Motion	9,296	846	10,142
Low Voltage Products	7,117	415	7,532
Process Automation	7,745	203	7,948
Power Products	8,782	1,551	10,333
Power Systems	6,686	334	7,020
Corporate and Other	204	1,592	1,796
Intersegment elimination	—	(4,941)	(4,941)

Consolidated	39,830	—	39,830

	2013
($ in millions)	Third-party revenues	Intersegment revenues	Total revenues
Discrete Automation and Motion	8,909	1,006	9,915
Low Voltage Products	7,338	391	7,729
Process Automation	8,287	210	8,497
Power Products	9,096	1,936	11,032
Power Systems	8,025	350	8,375
Corporate and Other	193	1,583	1,776
Intersegment elimination	—	(5,476)	(5,476)

Consolidated	41,848	—	41,848

	2012
($ in millions)	Third-party revenues	Intersegment revenues	Total revenues
Discrete Automation and Motion	8,480	925	9,405
Low Voltage Products	6,276	362	6,638
Process Automation	7,946	210	8,156
Power Products	8,987	1,730	10,717
Power Systems	7,575	277	7,852
Corporate and Other	72	1,505	1,577
Intersegment elimination	—	(5,009)	(5,009)

Consolidated	39,336	—	39,336

Schedule of segment profit by operating segment

($ in millions)	2014	2013	2012
Operational EBITDA:
Discrete Automation and Motion	1,760	1,783	1,735
Low Voltage Products	1,429	1,468	1,219
Process Automation	1,029	1,096	1,003
Power Products	1,519	1,637	1,585
Power Systems	5	419	290
Corporate and Other and Intersegment elimination	(342)	(328)	(277)

Consolidated Operational EBITDA	5,400	6,075	5,555
Depreciation and amortization	(1,305)	(1,318)	(1,182)
Restructuring and restructuring-related expenses	(235)	(252)	(180)
Gains and losses on sale of businesses, acquisition-related expenses and certain non-operational items	482	(181)	(199)
Foreign exchange/commodity timing differences in income from operations:
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	(223)	60	135
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(42)	14	(28)
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	101	(11)	(43)

Income from operations	4,178	4,387	4,058
Interest and dividend income	80	69	73
Interest and other finance expense	(362)	(390)	(293)

Income from continuing operations before taxes	3,896	4,066	3,838

Schedule of depreciation and amortization, capital expenditure and total assets after intersegment eliminations

	Depreciation and amortization			Capital expenditure(1)			Total assets(1) at December 31,
($ in millions)	2014	2013	2012	2014	2013	2012	2014	2013	2012
Discrete Automation and Motion	309	285	263	192	214	197	10,123	10,931	9,416
Low Voltage Products	301	323	250	184	204	208	7,978	9,389	9,534
Process Automation	88	87	82	49	68	91	4,268	4,537	4,847
Power Products	217	223	209	220	252	259	7,396	7,669	7,701
Power Systems	175	183	174	92	101	194	6,855	7,905	8,083
Corporate and Other	215	217	204	289	267	344	8,258	7,633	9,489

Consolidated	1,305	1,318	1,182	1,026	1,106	1,293	44,878	48,064	49,070

(1)	Capital expenditure and Total assets are after intersegment eliminations and therefore reflect third-party activities only.

Schedule of geographic information for revenues and long-lived assets

	Revenues			Long-lived assets at December 31,
($ in millions)	2014	2013	2012	2014	2013
Europe	13,674	14,385	14,073	3,460	3,798
The Americas	11,482	12,115	10,699	1,215	1,450
Asia	10,874	11,230	10,750	789	850
Middle East and Africa	3,800	4,118	3,814	188	156

	39,830	41,848	39,336	5,652	6,254